FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$1,345,174	$—	$—	$1,345,174
Commercial paper (due within 90 days)	—	329,345	—	329,345
Total financial assets	$1,345,174	$329,345	$—	$1,674,519
Liabilities
Contingent earn-out liability	$—	$—	$153,041	$153,041
Warrant liabilities	11,813	9,302	—	21,115
Total financial liabilities	$11,813	$9,302	$153,041	$174,156

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$361,087	$—	$—	$361,087
Commercial bonds (due within 90 days)	—	32,059	—	32,059
Commercial paper (due within 90 days)	—	94,536	—	94,536
Total financial assets	$361,087	$126,595	$—	$487,682

The following table presents a summary of the change in the fair value of the Company’s level 3 financial instruments (in thousands):

Fair Value

Fair value as of December 31, 2020	$—
Contingent earn-out liability recognized upon the Closing of the Business Combination	240,106
Change in fair value	(87,065)
Fair value as of December 31, 2021	$153,041

The fair value of the contingent earn-out liability and the Warrant liabilities are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy.

In determining the fair value of the contingent earn-out liabilities, the Company used a Monte Carlo simulation model using a distribution of potential outcomes on a monthly basis prioritizing the more reliable information available. The assumptions utilized in the calculation were based on the achievement of certain stock price milestones, including the Company’s stock price at December 31, 2021, expected volatility, risk-free rate, expected term and expected dividend yield (see note 3).

The fair value of the Public Warrants was based on observable listed prices for such warrants at December 31, 2021. The fair value of the Private Warrants is equivalent to that of the Public Warrants as they have substantially the same terms;

however, they are not actively traded.  The change in the fair value of the Warrants during the year ended December 31, 2021 is as follows (in thousands):

Fair Value

Fair value as of December 31, 2020	$—
Warrant liabilities acquired as part of Business Combination	29,995
Change in fair value	(8,880)
Fair value as of December 31, 2021	$21,115

The carrying amounts of the Company’s prepaid and other current assets, accounts payable and accrued liabilities, approximate fair value due to their short maturities.